COMBINED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2020
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, authorized	500,000,000	500,000,000
Ordinary shares, issued shares	56,000,000	56,000,000	50,000,000
Ordinary shares, outstanding shares	56,000,000	56,000,000
ADS
Ordinary shares, issued shares	28,000,000	28,000,000
Ordinary shares, outstanding shares	28,000,000	28,000,000